Financial Information as per operating segments (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Revenue	$ 2,711,434,948	$ 2,484,712,280	$ 1,857,593,678
Domestic sales [Member]
Statement [Line Items]
Revenue	2,559,606,624	2,354,364,404	1,729,519,439
Exports sales [Member]
Statement [Line Items]
Revenue	$ 151,828,324	$ 130,347,876	$ 128,074,239